Income Taxes (Details) - Schedule of components of income tax expense - CNY (¥)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Schedule of Components of Income Tax Expense [Abstract]
Current	¥ 65,299	¥ 762,067
Deferred	358,744	(91,091)
Total income tax expenses	¥ 424,043	¥ 670,976